UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-21423

                             The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Dividend & Income Trust

Semiannual Report — June 30, 2018

To Our Shareholders,

For the six months ended June 30, 2018, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was (2.0)%, compared with a total return of 2.7% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was (0.8)%. The Fund’s NAV per share was $23.95, while the price of the publicly traded shares closed at $22.56 on the New York Stock Exchange (“NYSE”). See page below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a) (Unaudited)					Since Inception (11/28/03)
	Year to Date	1 Year	5 Year	10 Year
Gabelli Dividend & Income Trust
NAV Total Return (b)	(2.03)%	8.78%	9.29%	8.02%	8.12%
Investment Total Return (c)	(0.82)	9.58	10.76	10.00	8.19
S&P 500 Index	2.65	14.37	13.42	10.17	8.90
Dow Jones Industrial Average	(0.73)	16.26	12.89	10.73	9.12
Nasdaq Composite Index	9.38	23.71	18.61	13.96	10.91

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges,and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2018:

The Gabelli Dividend & Income Trust

Financial Services	17.9%
Food and Beverage	14.1%
Health Care	8.5%
Energy and Utilities: Oil	6.1%
Diversified Industrial	4.1%
Telecommunications	3.8%
Consumer Products	3.5%
Retail	3.3%
Computer Software and Services	3.0%
Aerospace	2.6%
Business Services	2.6%
Automotive: Parts and Accessories	2.5%
Electronics	2.3%
Specialty Chemicals	2.2%
Machinery.	1.9%
Energy and Utilities: Services	1.8%
Entertainment	1.7%
Equipment and Supplies	1.7%
Environmental Services	1.6%
Energy and Utilities: Natural Gas	1.4%
Energy and Utilities: Integrated	1.3%
Building and Construction	1.3%
Cable and Satellite	1.3%
Broadcasting	1.1%

Metals and Mining	0.9%
U.S. Government Obligations	0.9%
Computer Hardware	0.8%
Transportation	0.8%
Automotive	0.8%
Consumer Services	0.7%
Hotels and Gaming	0.5%
Energy and Utilities: Electric	0.5%
Real Estate	0.5%
Aviation: Parts and Services	0.4%
Communications Equipment	0.4%
Energy and Utilities: Water	0.3%
Energy and Utilities	0.2%
Wireless Communications	0.2%
Closed-End Funds	0.2%
Paper and Forest Products	0.1%
Publishing.	0.1%
Semiconductors	0.1%
Industrials	0.0%*
Agriculture	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800- 422- 3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend & Income Trust

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 98.4%
	Aerospace — 2.6%
255,000	Aerojet Rocketdyne Holdings Inc.†	$3,111,396	$7,519,950
34,000	Kaman Corp.	675,256	2,369,460
91,800	Rockwell Automation Inc.	3,748,405	15,259,914
1,435,000	Rolls-Royce Holdings plc	10,819,570	18,714,921
104,015,000	Rolls-Royce Holdings plc, Cl. C†(a)	144,888	137,274
62,300	The Boeing Co.	5,389,314	20,902,273

		23,888,829	64,903,792

	Agriculture — 0.0%
2,000	Bunge Ltd.	128,286	139,420

	Automotive — 0.8%
155,000	Ford Motor Co.	2,073,690	1,715,850
53,000	General Motors Co.	2,005,900	2,088,200
273,000	Navistar International Corp.†	7,166,104	11,116,560
84,000	PACCAR Inc.	3,802,072	5,204,640

		15,047,766	20,125,250

	Automotive: Parts and Accessories — 2.5%
12,713	Adient plc	597,511	625,352
12,000	Allison Transmission Holdings Inc.	517,195	485,880
52,676	Aptiv plc	3,164,608	4,826,702
204,000	Dana Inc.	3,784,076	4,118,760
10,892	Delphi Technologies plc	441,402	495,150
338,900	Genuine Parts Co.	21,598,388	31,107,631
7,000	Lear Corp.	920,864	1,300,670
60,500	O’Reilly Automotive Inc.†	11,412,372	16,550,985
60,000	Tenneco Inc.	3,629,886	2,637,600
10,000	Visteon Corp.†	773,094	1,292,400

		46,839,396	63,441,130

	Aviation: Parts and Services — 0.4%
92,000	Arconic Inc.	1,951,196	1,564,920
81,000	KLX Inc.†	3,202,272	5,823,900
21,101	Rockwell Collins Inc.	2,067,687	2,841,883

		7,221,155	10,230,703

	Broadcasting — 1.1%
24,900	CBS Corp., Cl. A, Voting	1,372,540	1,410,336
900,000	Entercom Communications Corp., Cl. A	8,561,902	6,795,000
15,000	Liberty Broadband Corp., Cl. C†	798,727	1,135,800
61,763	Liberty Global plc, Cl. A†	982,056	1,700,953
328,570	Liberty Global plc, Cl. C†	7,291,014	8,743,248
12,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	293,384	540,600
30,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	782,390	1,360,800

Shares		Cost	Market Value

101,000	MSG Networks Inc., Cl. A†	$849,050	$2,418,950
89,158	Tribune Media Co., Cl. A	3,310,481	3,412,077

		24,241,544	27,517,764

	Building and Construction — 1.3%
58,000	Armstrong Flooring Inc.†	1,029,261	814,320
70,000	Fortune Brands Home & Security Inc.	941,518	3,758,300
14,500	Gibraltar Industries Inc.†	466,733	543,750
242,350	Herc Holdings Inc.†	8,940,258	13,653,999
387,018	Johnson Controls International plc	13,188,837	12,945,752
10,800	Sika AG	1,384,793	1,498,455

		25,951,400	33,214,576

	Business Services — 2.6%
25,000	Aramark	645,416	927,500
8,200	Broadridge Financial Solutions Inc.	957,120	943,820
85,000	Diebold Nixdorf Inc.	1,827,244	1,015,750
164,301	Fly Leasing Ltd., ADR†	2,226,052	2,315,001
5,000	Jardine Matheson Holdings Ltd.	304,206	315,500
38,000	JCDecaux SA	1,256,073	1,271,829
327,000	Macquarie Infrastructure Corp.	17,814,389	13,799,400
172,800	Mastercard Inc., Cl. A	8,592,937	33,958,656
2,700	S&P Global Inc.	542,852	550,503
7,700	Square Inc., Cl. A†	473,617	474,628
45,000	Stericycle Inc.†	3,385,704	2,938,050
19,000	The Brink’s Co.	472,783	1,515,250
29,600	Visa Inc., Cl. A	2,939,427	3,920,520

		41,437,820	63,946,407

	Cable and Satellite — 1.2%
54,000	AMC Networks Inc., Cl. A†	2,188,881	3,358,800
2,445	Charter Communications Inc., Cl. A†	347,387	716,898
15,000	Cogeco Inc.	296,908	663,142
258,600	Comcast Corp., Cl. A	7,430,660	8,484,666
199,000	DISH Network Corp., Cl. A†	6,296,699	6,688,390
50,000	EchoStar Corp., Cl. A†	1,296,581	2,220,000
9,507	Liberty Latin America Ltd., Cl. A†	165,069	181,774
22,116	Liberty Latin America Ltd., Cl. C†	568,678	428,608
153,000	Rogers Communications Inc., Cl. B	3,393,082	7,261,380
25,000	WideOpenWest Inc.†	345,838	241,500

		22,329,783	30,245,158

	Communications Equipment — 0.4%
330,000	Corning Inc.	4,042,401	9,078,300

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Computer Hardware — 0.8%
111,712	Apple Inc.	$14,381,841	$20,679,008

	Computer Software and Services — 3.0%
11,000	Accenture plc, Cl. A	1,785,244	1,799,490
7,400	Adobe Systems Inc.†	1,878,380	1,804,194
5,789	Alphabet Inc., Cl. A†	2,474,180	6,536,881
11,200	Alphabet Inc., Cl. C†	10,713,014	12,495,280
3,200	Amazon.com Inc.†	5,325,927	5,439,360
8,800	Autodesk Inc.†	1,202,606	1,153,592
33,130	Black Knight Inc.†	565,682	1,774,111
35,000	Blucora Inc.†	438,146	1,295,000
11,200	Cognizant Technology Solutions Corp., Cl. A	878,195	884,688
15,000	CyrusOne Inc., REIT	283,620	875,400
40,000	Donnelley Financial Solutions Inc.†	836,918	694,800
3,437	DXC Technology Co.	201,755	277,057
35,000	eBay Inc.†	782,634	1,269,100
11,800	Fiserv Inc.†	889,315	874,262
848,000	Hewlett Packard Enterprise Co.	11,518,812	12,389,280
19,300	Internap Corp.†	328,530	201,106
197,549	Microsoft Corp.	11,734,700	19,480,307
8,600	Palo Alto Networks Inc.†	1,772,770	1,767,042
1,718	Perspecta Inc.	31,016	35,305
8,400	salesforce.com Inc.†	1,134,668	1,145,760
6,600	ServiceNow Inc.†	1,212,748	1,138,302
9,400	Tableau Software Inc., Cl. A†	949,791	918,850

		56,938,651	74,249,167

	Consumer Products — 3.5%
5,200	adidas AG	1,212,972	1,135,266
165,000	Avon Products Inc.†	502,771	267,300
30,000	Church & Dwight Co. Inc.	1,199,580	1,594,800
60,000	Coty Inc., Cl. A	975,900	846,000
365,500	Edgewell Personal Care Co.†	29,018,213	18,443,130
65,000	Energizer Holdings Inc.	2,134,399	4,092,400
100,000	Hanesbrands Inc.	476,588	2,202,000
18,000	Kimberly-Clark Corp.	1,474,125	1,896,120
38,000	Newell Brands Inc.	1,050,194	980,020
24,000	Philip Morris International Inc.	1,376,885	1,937,760
7,000	Stanley Black & Decker Inc.	544,312	929,670
871,000	Swedish Match AB	12,507,935	43,147,648
96,000	The Procter & Gamble Co.	5,549,880	7,493,760
4,700	The Sherwin-Williams Co.	1,839,573	1,915,579

		59,863,327	86,881,453

	Consumer Services — 0.7%
51,000	Ashtead Group plc	902,614	1,529,892
550	Booking Holdings Inc.†	1,171,519	1,114,900

Shares		Cost	Market Value

31,200	Facebook Inc., Cl. A†	$6,062,474	$6,062,784
41,279	GCI Liberty Inc., Cl. A†	1,701,722	1,860,857
7,700	IAC/InterActiveCorp.†	1,227,073	1,174,173
853	Liberty Expedia Holdings Inc., Cl. A†	19,923	37,481
95,000	Qurate Retail Inc.†	1,680,230	2,015,900
46,000	ServiceMaster Global Holdings Inc.†	1,766,708	2,735,620

		14,532,263	16,531,607

	Diversified Industrial — 4.1%
4,400	3M Co.	882,497	865,568
92,000	Bouygues SA	3,213,947	3,965,527
4,000	Crane Co.	303,120	320,520
39,700	Eaton Corp. plc	1,780,122	2,967,178
7,000	EnPro Industries Inc.	510,148	489,650
100,000	Estre Ambiental Inc.†	1,003,960	834,000
871,000	General Electric Co.	16,606,335	11,854,310
200,000	Griffon Corp.	3,935,385	3,560,000
316,826	Honeywell International Inc.	23,816,290	45,638,785
56,000	ITT Inc.	1,056,566	2,927,120
10,000	Jardine Strategic Holdings Ltd.	341,284	364,800
15,000	nVent Electric plc†	199,094	376,500
4,000	Packaging Corp. of America	488,540	447,160
20,000	Pentair plc.	530,274	841,600
2,000	Roper Technologies Inc.	539,054	551,820
4,000	Sulzer AG	394,160	487,125
13,000	Terex Corp.	536,015	548,470
362,000	Textron Inc.	8,403,474	23,859,420
315,000	Toray Industries Inc.	2,373,663	2,486,655

		66,913,928	103,386,208

	Electronics — 2.3%
13,000	Emerson Electric Co.	774,560	898,820
153,400	Intel Corp.	4,430,425	7,625,514
428,900	Sony Corp., ADR	8,433,208	21,985,414
65,700	TE Connectivity Ltd.	2,206,558	5,916,942
100,000	Texas Instruments Inc.	2,905,588	11,025,000
43,400	Thermo Fisher Scientific Inc.	7,747,055	8,989,876

		26,497,394	56,441,566

	Energy and Utilities: Electric — 0.5%
11,000	ALLETE Inc.	360,106	851,510
10,000	American Electric Power Co. Inc.	359,450	692,500
10,000	Edison International	366,166	632,700
17,000	El Paso Electric Co.	589,006	1,004,700
70,000	Electric Power Development Co. Ltd.	1,833,684	1,808,246
75,971	Evergy Inc.	2,102,035	4,265,772
18,000	PG&E Corp.	735,604	766,080
12,000	Pinnacle West Capital Corp.	468,584	966,720

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Electric (Continued)
60,000	The AES Corp.	$617,140	$804,600
25,000	WEC Energy Group Inc.	1,051,041	1,616,250

		8,482,816	13,409,078

	Energy and Utilities: Integrated — 1.3%
24,000	Avangrid Inc.	948,914	1,270,320
26,000	Avista Corp.	490,519	1,369,160
4,000	Black Hills Corp.	104,480	244,840
26,000	Chubu Electric Power Co. Inc.	448,302	390,065
100,000	Edison SpA†(a)	220,882	58,565
20,000	Endesa SA	506,664	441,312
230,000	Enel SpA	1,051,884	1,277,703
17,000	Eversource Energy	306,582	996,370
34,000	Hawaiian Electric Industries Inc.	794,771	1,166,200
401,000	Hera SpA	792,954	1,250,330
10,000	Hokkaido Electric Power Co. Inc.	107,280	68,103
24,000	Hokuriku Electric Power Co.†	386,941	241,268
45,000	Iberdrola SA, ADR	952,490	1,386,900
127,000	Korea Electric Power Corp.,, ADR	1,758,452	1,821,180
40,000	Kyushu Electric Power Co. Inc.	614,508	446,552
29,000	MGE Energy Inc.	621,355	1,828,450
51,000	NextEra Energy Inc.	2,671,298	8,518,530
20,000	NextEra Energy Partners LP	836,686	933,400
49,000	NiSource Inc.	397,054	1,287,720
57,500	OGE Energy Corp.	685,360	2,024,575
12,000	Ormat Technologies Inc.	180,000	638,280
30,000	Public Service Enterprise Group Inc.	906,080	1,624,200
58,000	Shikoku Electric Power Co. Inc.	1,066,813	776,372
50,000	The Chugoku Electric Power Co. Inc.	851,464	646,706
20,000	The Kansai Electric Power Co. Inc.	278,704	291,921
45,000	Tohoku Electric Power Co. Inc.	663,612	549,925
27,000	Vectren Corp.	759,384	1,929,150

		19,403,433	33,478,097

	Energy and Utilities: Natural Gas — 1.4%
20,000	CNX Resources Corp.†	206,086	355,600
100,000	Kinder Morgan Inc.	2,966,565	1,767,000
362,000	National Fuel Gas Co.	12,302,313	19,171,520
36,666	National Grid plc	574,588	405,701
24,750	National Grid plc, ADR	1,223,561	1,382,288
14,000	ONEOK Inc.	699,820	977,620
65,000	Sempra Energy	2,031,891	7,547,150

Shares		Cost	Market Value

30,000	South Jersey Industries Inc.	$476,644	$1,004,100
44,000	Southwest Gas Holdings Inc.	1,159,950	3,355,880

		21,641,418	35,966,859

	Energy and Utilities: Oil — 6.1%
100,107	Anadarko Petroleum Corp.	5,706,240	7,332,838
37,000	Apache Corp.	2,562,592	1,729,750
87,000	BP plc, ADR	2,820,938	3,972,420
35,000	Chesapeake Energy Corp.†	426,982	183,400
148,222	Chevron Corp.	12,195,318	18,739,707
190,772	ConocoPhillips	9,982,178	13,281,547
95,000	Devon Energy Corp.	5,095,861	4,176,200
130,000	Eni SpA, ADR	4,789,601	4,825,600
495,000	Equinor ASA, ADR	8,248,862	13,072,950
85,500	Exxon Mobil Corp.	6,791,168	7,073,415
22,700	Hess Corp.	1,341,390	1,518,403
210,000	Marathon Oil Corp.	4,986,868	4,380,600
260,000	Marathon Petroleum Corp.	6,333,587	18,241,600
10,000	Murphy Oil Corp.	357,981	337,700
183,900	Occidental Petroleum Corp.	9,270,382	15,388,752
200	PetroChina Co. Ltd., ADR	12,118	15,254
20,000	Petroleo Brasileiro SA, ADR	266,014	200,600
128,000	Phillips 66	10,180,010	14,375,680
200,000	Repsol SA, ADR	4,155,562	3,908,000
194,800	Royal Dutch Shell plc, Cl. A, ADR	9,882,980	13,486,004
99,500	TOTAL SA, ADR	4,622,806	6,025,720

		110,029,438	152,266,140

	Energy and Utilities: Services — 1.8%
47,000	ABB Ltd., ADR	511,806	1,023,190
295,000	Baker Hughes, a GE Company .	13,360,871	9,743,850
44,000	Diamond Offshore Drilling Inc.†	1,550,996	917,840
381,145	Halliburton Co.	14,906,167	17,174,394
49,000	Oceaneering International Inc.	1,198,537	1,247,540
167,590	Schlumberger Ltd.	8,886,465	11,233,558
1,222,601	Weatherford International plc†	7,018,444	4,022,357

		47,433,286	45,362,729

	Energy and Utilities: Water — 0.3%
12,000	American States Water Co.	150,968	685,920
17,500	American Water Works Co. Inc.	430,104	1,494,150
39,500	Aqua America Inc.	550,691	1,389,610
50,000	Mueller Water Products Inc., Cl. A	567,098	586,000
30,000	Severn Trent plc	764,139	783,733
29,000	SJW Group	514,093	1,920,380
8,000	The York Water Co.	104,289	254,400

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Water (Continued)
6,000	United Utilities Group plc, ADR	$168,600	$122,880

		3,249,982	7,237,073

	Entertainment — 1.7%
14,900	Activision Blizzard Inc.	1,108,957	1,137,168
8,981	Liberty Media Corp.-Liberty Braves, Cl. C†	137,575	232,249
4,400	Netflix Inc.†	1,594,812	1,722,292
17,000	Take-Two Interactive Software Inc.†	167,997	2,012,120
31,733	The Madison Square Garden Co, Cl. A†	1,599,798	9,843,259
13,000	The Walt Disney Co.	1,319,921	1,362,530
156,653	Twenty-First Century Fox Inc., Cl. A	4,887,750	7,784,088
238,000	Twenty-First Century Fox Inc., Cl. B	6,593,775	11,726,260
17,000	Viacom Inc., Cl. A	675,548	602,650
56,000	Viacom Inc., Cl. B	1,793,984	1,688,960
154,000	Vivendi SA	3,980,403	3,776,670
300,000	Wow Unlimited Media Inc.†(b)	345,198	327,349

		24,205,718	42,215,595

	Environmental Services — 1.6%
205,000	Republic Services Inc.	7,346,840	14,013,800
23,000	Veolia Environnement SA	275,698	492,333
99,222	Waste Connections Inc.	3,205,232	7,469,432
216,600	Waste Management Inc.	8,555,145	17,618,244

		19,382,915	39,593,809

	Equipment and Supplies — 1.7%
92,000	CIRCOR International Inc.	2,307,769	3,400,320
12,300	Danaher Corp.	1,247,969	1,213,764
140,000	Flowserve Corp.	6,017,561	5,656,000
158,000	Graco Inc.	2,902,535	7,144,760
160,000	Mueller Industries Inc.	3,483,363	4,721,600
598,000	RPC Inc.	2,837,635	8,712,860
130,000	Sealed Air Corp.	3,131,382	5,518,500
46,000	Tenaris SA, ADR	1,825,138	1,673,940
94,000	The Timken Co.	3,525,103	4,093,700

		27,278,455	42,135,444

	Financial Services — 17.9%
8,000	Alleghany Corp.	2,949,449	4,599,760
461,608	American Express Co.	33,278,837	45,237,584
380,452	American International Group Inc.	23,104,229	20,171,565
270,200	Bank of America Corp.	3,081,289	7,616,938
13,500	Berkshire Hathaway Inc., Cl. B†	1,643,350	2,519,775

Shares		Cost	Market Value

20,000	BlackRock Inc.	$3,031,089	$9,980,800
30,000	Cannae Holdings Inc.†	182,958	556,500
95,339	Citigroup Inc.	4,699,644	6,380,086
75,000	Cohen & Steers Inc.	2,990,737	3,128,250
27,000	Cullen/Frost Bankers Inc.	2,008,114	2,922,480
3,500	EXOR NV	180,936	235,837
8,000	FCB Financial Holdings Inc., Cl. A†	369,453	470,400
12,100	First Republic Bank	1,229,439	1,171,159
90,000	FNF Group	984,604	3,385,800
285,000	H&R Block Inc.	6,662,658	6,492,300
37,000	HSBC Holdings plc, ADR	2,070,772	1,744,180
49,498	Interactive Brokers Group Inc., Cl. A	1,876,717	3,188,166
170,000	Invesco Ltd.	3,951,101	4,515,200
501,217	JPMorgan Chase & Co.	27,286,184	52,226,811
135,000	KeyCorp.	2,036,253	2,637,900
30,000	Kinnevik AB, Cl. B	663,872	1,027,940
89,250	KKR & Co. Inc., Cl. A	1,768,935	2,217,863
468,452	Legg Mason Inc.	14,471,034	16,269,338
42,000	M&T Bank Corp.	2,747,488	7,146,300
189,452	Morgan Stanley	3,682,946	8,980,025
72,000	National Australia Bank Ltd., ADR	854,233	729,000
185,000	Navient Corp.	1,458,611	2,410,550
160,000	New York Community Bancorp Inc.	2,660,046	1,766,400
112,000	Northern Trust Corp.	5,232,255	11,523,680
304,034	Oaktree Specialty Lending Corp.	2,000,172	1,453,283
184,689	PayPal Holdings Inc.†	9,118,559	15,379,053
75,000	Resona Holdings Inc.	362,810	401,436
190,000	SLM Corp.†	901,225	2,175,500
211,000	State Street Corp.	10,610,186	19,641,990
218,900	T. Rowe Price Group Inc.	14,215,732	25,412,101
899,000	The Bank of New York Mellon Corp.	28,668,655	48,483,070
16,500	The Charles Schwab Corp.	936,044	843,150
2,000	The Goldman Sachs Group Inc.	312,050	441,140
145,000	The Hartford Financial Services Group Inc.	4,825,673	7,413,850
233,000	The PNC Financial Services Group Inc.	15,359,850	31,478,300
99,700	The Travelers Companies Inc.	6,928,233	12,197,298
47,271	U.S. Bancorp	1,648,760	2,364,495
49,000	W. R. Berkley Corp.	1,935,937	3,548,090
550,000	Waddell & Reed Financial Inc., Cl. A	10,188,445	9,883,500
600,300	Wells Fargo & Co.	20,871,572	33,280,632

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
6,000	Willis Towers Watson plc	$477,521	$909,600

		286,518,657	446,559,075

	Food and Beverage — 14.1%
8,000	Ajinomoto Co. Inc.	137,110	151,452
12,500	Brown-Forman Corp., Cl. B	341,437	612,625
80,300	Campbell Soup Co.	2,742,658	3,255,362
1,000,000	China Mengniu Dairy Co. Ltd.	1,245,706	3,390,435
66,000	Chr. Hansen Holding A/S	2,705,045	6,097,289
425,000	Conagra Brands Inc.	12,726,088	15,185,250
21,700	Constellation Brands Inc., Cl. A	515,259	4,749,479
216,222	Danone SA	10,776,069	15,874,948
3,850,000	Davide Campari-Milano SpA	11,061,775	31,674,569
80,000	Diageo plc, ADR	9,680,592	11,520,800
193,000	Dr Pepper Snapple Group Inc.	8,753,145	23,546,000
70,954	Flowers Foods Inc.	1,053,433	1,477,972
371,900	General Mills Inc.	17,302,026	16,460,294
18,000	Heineken Holding NV	747,987	1,725,777
275,000	ITO EN Ltd.	6,032,373	12,742,176
86,600	Kellogg Co.	6,142,302	6,050,742
360,000	Kikkoman Corp.	4,276,456	18,176,399
190,000	Lamb Weston Holdings Inc.	6,917,205	13,016,900
100,000	Maple Leaf Foods Inc.	1,890,018	2,528,430
3,000	McCormick & Co. Inc., Cl. V	290,905	347,400
90,000	Molson Coors Brewing Co., Cl. B	5,616,364	6,123,600
801,694	Mondelēz International Inc., Cl. A	23,495,024	32,869,454
30,000	Morinaga Milk Industry Co. Ltd.	588,860	1,121,799
2,000	National Beverage Corp.†	163,804	213,800
22,000	Nestlé SA.	1,644,475	1,708,371
35,000	Nestlé SA, ADR	2,563,158	2,710,050
160,000	Nissin Foods Holdings Co. Ltd.	5,465,019	11,575,667
1,740,151	Parmalat SpA	5,262,732	5,872,916
339,450	Parmalat SpA, GDR(b)(c)	981,615	1,145,372
199,000	PepsiCo Inc.	13,839,857	21,665,130
62,000	Pernod Ricard SA	5,311,274	10,129,276
45,000	Pinnacle Foods Inc.	2,546,524	2,927,700
25,000	Post Holdings Inc.†	1,694,095	2,150,500
25,000	Remy Cointreau SA	1,396,049	3,240,649
18,000	Suntory Beverage & Food Ltd.	573,702	769,001
478,400	The Coca-Cola Co.	15,367,029	20,982,624
7,000	The J.M. Smucker Co.	690,177	752,360
265,212	The Kraft Heinz Co.	14,606,087	16,660,618
25,000	Unilever plc, ADR	800,393	1,382,000
287,000	Yakult Honsha Co. Ltd.	7,192,434	19,182,586

		215,136,261	351,767,772

Shares		Cost	Market Value

	Health Care — 8.4%
190,000	Abbott Laboratories	$6,283,503	$11,588,100
11,500	AbbVie Inc.	1,136,415	1,065,475
9,000	Aetna Inc.	631,250	1,651,500
90,000	Akorn Inc.†	2,491,022	1,493,100
5,000	Alexion Pharmaceuticals Inc.†	635,800	620,750
1,800	Align Technology Inc.†	618,115	615,852
75,390	Allergan plc.	16,652,114	12,569,021
59,500	AmerisourceBergen Corp.	3,937,302	5,073,565
10,000	Anthem Inc.	885,792	2,380,300
40,000	Baxter International Inc.	1,453,203	2,953,600
17,900	Becton, Dickinson and Co.	3,297,914	4,288,124
735,000	BioScrip Inc.†	2,305,334	2,153,550
31,300	Bristol-Myers Squibb Co.	1,940,006	1,732,142
12,500	Cardiovascular Systems Inc.†	339,293	404,250
10,000	Charles River Laboratories International Inc.†	1,038,800	1,122,600
5,000	Chemed Corp.	323,860	1,609,050
15,000	Cigna Corp.	2,775,190	2,549,250
35,000	DaVita Inc.†	2,192,140	2,430,400
4,400	Edwards Lifesciences Corp.†	622,309	640,508
85,000	Eli Lilly & Co.	3,524,417	7,253,050
130,000	Envision Healthcare Corp.†	8,375,789	5,721,300
250,000	Evolent Health Inc., Cl. A†	4,318,117	5,262,500
40,000	Express Scripts Holding Co.†	2,831,314	3,088,400
40,000	Gerresheimer AG	2,664,055	3,246,488
58,543	Gilead Sciences Inc.	4,806,640	4,147,186
40,000	HCA Healthcare Inc.	2,418,679	4,104,000
35,000	Henry Schein Inc.†	2,232,450	2,542,400
4,300	Humana Inc.	1,251,638	1,279,809
4,400	Illumina Inc.†	1,238,952	1,228,876
6,500	Incyte Corp.†	712,456	435,500
35,000	Integer Holdings Corp.†	1,025,724	2,262,750
2,500	Intuitive Surgical Inc.†	1,208,026	1,196,200
119,100	Johnson & Johnson	11,046,903	14,451,594
130,000	Kindred Healthcare Inc.†	1,132,140	1,170,000
28,400	Laboratory Corp. of America Holdings†	3,623,223	5,098,652
8,000	Ligand Pharmaceuticals Inc.†	813,131	1,657,360
13,349	Mallinckrodt plc†	803,487	249,092
20,000	McKesson Corp.	3,193,060	2,668,000
40,000	Medtronic plc	3,023,885	3,424,400
223,179	Merck & Co. Inc.	9,073,786	13,546,965
50,000	Mylan NV†	2,900,000	1,807,000
163,196	NeoGenomics Inc.†	1,253,112	2,139,500
12,202	Nevro Corp.†	913,191	974,330
45,000	Orthofix International NV†	1,458,930	2,556,900
114,992	Owens & Minor Inc.	2,445,659	1,921,516
140,000	Patterson Cos., Inc.	4,658,654	3,173,800
557,424	Pfizer Inc.	12,170,627	20,223,343
25,000	Shire plc, ADR	3,811,825	4,220,000
21,800	Stryker Corp.	2,475,600	3,681,148

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
16,000	The Cooper Companies Inc.	$2,078,450	$3,767,200
30,000	UnitedHealth Group Inc.	3,956,118	7,360,200
43,000	Zimmer Biomet Holdings Inc.	4,341,287	4,791,920
158,702	Zoetis Inc.	5,854,303	13,519,823

		167,194,990	211,112,339

	Hotels and Gaming — 0.5%
19,000	Accor SA	654,124	932,349
95,000	Boyd Gaming Corp.	520,622	3,292,700
23,034	GVC Holdings plc	298,449	319,494
52,000	Las Vegas Sands Corp.	2,356,286	3,970,720
400,000	Mandarin Oriental International Ltd.	680,880	932,000
18,000	MGM Resorts International	626,780	522,540
35,000	Ryman Hospitality Properties Inc., REIT	1,928,422	2,910,250
6,000	Wyndham Destinations Inc.	195,037	265,620
6,000	Wyndham Hotels & Resorts Inc.	229,308	352,980

		7,489,908	13,498,653

	Industrials — 0.0%
20,250	Granite Construction Inc.	924,119	1,127,115

	Machinery — 1.9%
8,500	Astec Industries Inc.	499,945	508,300
170,000	CNH Industrial NV, Borsa Italiana.	1,339,904	1,805,795
1,145,000	CNH Industrial NV, New York	8,774,837	12,056,850
88,000	Deere & Co.	5,479,960	12,302,400
7,500	Oshkosh Corp.	575,951	527,400
289,000	Xylem Inc.	10,905,595	19,472,820

		27,576,192	46,673,565

	Metals and Mining — 0.9%
65,000	Agnico Eagle Mines Ltd.	2,061,450	2,978,950
29,563	Alliance Resource Partners LP	253,047	542,481
172,588	Barrick Gold Corp.	3,346,411	2,266,080
8,000	BHP Billiton Ltd., ADR	217,549	400,080
36,000	Franco-Nevada Corp.	1,500,629	2,627,467
145,000	Freeport-McMoRan Inc.	1,820,069	2,502,700
285,332	Newmont Mining Corp.	11,417,134	10,759,870
88,004	TimkenSteel Corp.†	1,169,040	1,438,865

		21,785,329	23,516,493

	Paper and Forest Products — 0.1%
64,000	International Paper Co.	2,918,317	3,333,120

	Publishing — 0.1%
600	Graham Holdings Co., Cl. B	296,058	351,660

Shares		Cost	Market Value

90,000	News Corp., Cl. B	$1,400,496	$1,426,500

		1,696,554	1,778,160

	Real Estate — 0.5%
9,000	American Tower Corp., REIT	1,272,456	1,297,530
19,500	Brookfield Asset Management Inc., Cl. A	132,340	790,530
50,500	Crown Castle International Corp., REIT	2,371,891	5,444,910
1,000	Equinix Inc., REIT	419,218	429,890
18,000	Forest City Realty Trust Inc., Cl. A, REIT	439,998	410,580
16,000	QTS Realty Trust Inc., Cl. A, REIT	345,246	632,000
3,000	SBA Communications Corp., REIT†	487,639	495,360
80,000	Uniti Group Inc., REIT†	1,477,610	1,602,400
50,000	Weyerhaeuser Co., REIT	1,663,190	1,823,000

		8,609,588	12,926,200

	Retail — 3.3%
118,500	AutoNation Inc.†	5,864,587	5,756,730
2,300	AutoZone Inc.†	1,480,520	1,543,139
2,300	Costco Wholesale Corp.	453,619	480,654
274,500	CVS Health Corp.	17,831,024	17,664,075
151,000	Hertz Global Holdings Inc.†	3,048,754	2,316,340
135,000	Ingles Markets Inc., Cl. A	2,134,014	4,293,000
90,000	Lowe’s Companies Inc.	2,027,654	8,601,300
70,800	Macy’s Inc.	1,327,569	2,650,044
6,000	MSC Industrial Direct Co. Inc., Cl. A	430,132	509,100
39,000	Murphy USA Inc.†	1,564,328	2,897,310
16,900	NIKE Inc., Cl. B	1,251,258	1,346,592
25,000	Rush Enterprises Inc., Cl. B†	599,173	1,097,500
275,000	Sally Beauty Holdings Inc.†	4,365,683	4,408,250
110,000	Seven & i Holdings Co. Ltd.	3,335,405	4,799,801
92,217	Starbucks Corp.	5,131,451	4,504,800
39,700	The Home Depot Inc.	2,973,694	7,745,470
12,900	The TJX Companies Inc.	1,195,756	1,227,822
160,200	Walgreens Boots Alliance Inc.	6,805,991	9,614,403
20,000	Walmart Inc.	970,066	1,713,000

		62,790,678	83,169,330

	Semiconductors — 0.1%
7,300	NVIDIA Corp.	1,886,697	1,729,370

	Specialty Chemicals — 2.2%
35,000	Air Products & Chemicals Inc.	3,307,890	5,450,550
60,000	Ashland Global Holdings Inc.	2,434,452	4,690,800
1,000	Axalta Coating Systems Ltd.†	25,039	30,310
323,969	DowDuPont Inc.	15,662,992	21,356,036
445,000	Ferro Corp.†	5,114,101	9,278,250
23,000	GCP Applied Technologies Inc.†	775,399	665,850

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
35,000	International Flavors & Fragrances Inc.	$4,330,609	$4,338,600
89,000	Olin Corp.	1,629,332	2,556,080
5,000	Praxair Inc.	556,243	790,750
9,000	The Chemours Co.	58,593	399,240
192,359	Valvoline Inc.	2,575,777	4,149,184

		36,470,427	53,705,650

	Telecommunications — 3.7%
350,885	AT&T Inc.	10,225,885	11,266,917
212,000	BCE Inc.	5,623,821	8,583,880
495,000	Deutsche Telekom AG, ADR	8,414,160	7,640,325
56,000	Harris Corp.	4,952,691	8,094,240
195,000	Hellenic Telecommunications Organization SA, ADR	1,323,723	1,217,580
75,000	Loral Space & Communications Inc.†	3,158,177	2,820,000
50,000	Orange SA, ADR	1,066,613	833,500
50,000	Pharol SGPS SA†	14,182	13,897
39,000	Proximus SA	1,195,261	879,460
50,084	Telefonica SA, ADR	718,792	427,217
295,000	Telekom Austria AG	1,968,837	2,459,740
23,000	Telenet Group Holding NV†	1,046,305	1,074,377
150,000	Telephone & Data Systems Inc.	4,429,792	4,113,000
110,000	Telstra Corp. Ltd., ADR	2,014,389	1,071,400
135,000	TELUS Corp.	1,405,698	4,793,850
40,000	T-Mobile US Inc.†	2,310,516	2,390,000
150,000	VEON Ltd., ADR	548,352	357,000
635,886	Verizon Communications Inc.	27,938,862	31,991,425
135,000	Vodafone Group plc, ADR	4,864,717	3,281,850

		83,220,773	93,309,658

	Transportation — 0.8%
30,000	Daseke Inc.†	267,000	297,900
25,313	Fortress Transportation & Infrastructure Investors LLC	406,046	457,406
239,000	GATX Corp.	7,386,430	17,740,970
16,500	Kansas City Southern	277,030	1,748,340

		8,336,506	20,244,616

	Wireless Communications — 0.2%
130,000	United States Cellular Corp.†	5,740,722	4,815,200

	TOTAL COMMON STOCKS	1,669,658,963	2,461,942,649

	CLOSED-END FUNDS — 0.2%
50,000	Altaba Inc.†	1,756,739	3,660,500

Shares		Cost	Market Value

	CONVERTIBLE PREFERRED STOCKS — 0.3%
	Energy and Utilities — 0.2%
126,000	El Paso Energy Capital Trust I, 4.750%	$4,555,360	$5,985,000

	Telecommunications — 0.1%
53,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,813,938	2,620,850

	TOTAL CONVERTIBLE PREFERRED STOCKS	6,369,298	8,605,850

	PREFERRED STOCKS — 0.1%
	Consumer Services — 0.0%
2,000	GCI Liberty Inc., 5.000%, Ser. A	36,491	48,300

	Health Care — 0.1%
133,681	The Phoenix Companies Inc., 7.450%, 01/15/32	2,857,139	2,489,809

	Real Estate — 0.0%
21,643	Regional Health Properties Inc., 10.875%, Ser. A	330,966	58,311

	TOTAL PREFERRED STOCKS	3,224,596	2,596,420

	RIGHTS — 0.0%
	Hotels and Gaming — 0.0%
150,000	Ladbrokes plc, CVR†	0	7,226

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Cable and Satellite — 0.1%
$ 1,700,000	DISH Network Corp. 3.375%, 08/15/26	1,700,000	1,650,863

	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
50,000	Mueller Industries Inc., 6.000%, 03/01/27	50,000	49,250

	U.S. GOVERNMENT OBLIGATIONS — 0.9%
23,280,000	U.S. Treasury Bills, 1.850% to 1.901%††, 08/23/18 to 10/11/18	23,187,737	23,189,224

TOTAL INVESTMENTS — 100.0%		$1,705,947,333	2,501,701,982

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Market Value

Other Assets and Liabilities (Net)	$76,717

PREFERRED STOCK (8,331,947 preferred shares outstanding)	(527,479,175)

NET ASSETS — COMMON STOCK (82,432,426 common shares outstanding)	$1,974,299,524

NET ASSET VALUE PER COMMON SHARE ($1,974,299,524 ÷ 82,432,426 shares outstanding)	$23.95

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the market value of Rule 144A securities amounted to $1,472,721 or 0.06% of total investments.

(c)	At June 30, 2018, the Fund held a restricted and illiquid security amounting to $1,145,372 or 0.05% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Dates	Acquisition Cost	6/30/18 Carrying Value Per Share
339,450	Parmalat SpA, GDR	12/02/03-12/11/03	$981,615	$3.3742
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments	Market Value

Long Positions
North America	83.6%	$2,092,869,266
Europe	12.0	299,536,541
Japan	3.9	98,611,544
Asia/Pacific	0.4	9,039,649
Latin America	0.1	1,644,982

Total Investments	100.0%	$2,501,701,982

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Assets and Liabilities

June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $1,705,947,333)	$2,501,701,982
Foreign currency, at value (cost $15,524)	15,664
Cash	99,611
Deposit at brokers	122
Receivable for investments sold	3,004,346
Dividends and interest receivable	3,672,855
Deferred offering expense	117,992
Prepaid expenses	18,139

Total Assets	2,508,630,711

Liabilities:
Distributions payable	231,602
Payable for investments purchased	1,830,893
Payable for investment advisory fees	1,731,830
Payable for payroll expenses	63,085
Payable for accounting fees	11,250
Payable for auction agent fees (a)	2,840,609
Other accrued expenses	142,743

Total Liabilities.	6,852,012

Cumulative Preferred Shares each at $0.001 par value:
Series A (5.875%, $25 liquidation value, 3,200,000 shares authorized with 3,048,019 shares issued and outstanding)	76,200,475
Series B (Auction Market, $25,000 liquidation value, 4,000 shares authorized with 3,600 shares issued and outstanding)	90,000,000
Series C (Auction Market, $25,000 liquidation value, 4,800 shares authorized with 4,320 shares issued and outstanding)	108,000,000
Series D (6.000%, $25 liquidation value, 2,600,000 shares authorized with 1,271,148 shares issued and outstanding)	31,778,700
Series E (Auction Rate, $25,000 liquidation value, 5,400 shares authorized with 4,860 shares issued and outstanding)	121,500,000
Series G (5.250%, $25 liquidation value, 4,000,000 shares authorized with 4,000,000 shares issued and outstanding)	100,000,000

Total Preferred Shares	527,479,175

Net Assets Attributable to Common Shareholders	$1,974,299,524

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,171,200,350
Undistributed net investment income	2,218,884
Accumulated net realized gains on investments and foreign currency transactions	5,129,915
Net unrealized appreciation on investments	795,754,649
Net unrealized depreciation on foreign currency translations	(4,274)

Net Assets	$1,974,299,524

Net Asset Value per Common Share at $0.001 par value:
($1,974,299,524 ÷ 82,432,426 shares outstanding; unlimited number of shares authorized)	$23.95

(a)	This amount represents auction agent fees accrued for earlier fiscal periods, and not for the period covered by this report.

Statement of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $852,705)	$28,658,814
Interest.	290,426

Total Income	28,949,240

Expenses:
Investment advisory fees	12,813,670
Shareholder communications expenses	214,044
Custodian fees	145,667
Trustees’ fees.	122,166
Payroll expenses	121,400
Shelf registration expense	69,824
Legal and audit fees	31,350
Shareholder services fees	27,890
Accounting fees	22,500
Interest expense	169
Miscellaneous expenses	151,077

Total Expenses.	13,719,757

Less:
Advisory fee reduction (See Note 3)	(2,257,391)
Expenses paid indirectly by broker (See Note 3)	(8,330)

Total Credits and Reductions	(2,265,721)

Net Expenses	11,454,036

Net Investment Income	17,495,204

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	74,168,589
Net realized loss on foreign currency transactions.	(47,507)

Net realized gain on investments, and foreign currency transactions	74,121,082

Net change in unrealized appreciation/depreciation:
on investments	(120,406,299)
on foreign currency translations	(6,083)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(120,412,382)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(46,291,300)

Net Decrease in Net Assets Resulting from Operations	(28,796,096)

Total Distributions to Preferred Shareholders	(12,369,779)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(41,165,875)

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statements of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$17,495,204	$26,555,452
Net realized gain on investments, securities sold short, and foreign currency transactions	74,121,082	100,297,972
Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	(120,412,382)	236,425,188

Net Increase/(Decrease) in Net Assets Resulting from Operations	(28,796,096)	363,278,612

Distributions to Preferred Shareholders:
Net investment income	(3,657,993)*	(5,209,062)
Net realized capital gain	(8,711,786)*	(17,802,379)

Total Distributions to Preferred Shareholders.	(12,369,779)	(23,011,441)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(41,165,875)	340,267,171

Distributions to Common Shareholders:
Net investment income	(11,375,675)*	(23,259,325)
Net realized capital gain	(43,029,726)*	(79,490,563)
Return of capital	—	(6,060,914)

Total Distributions to Common Shareholders	(54,405,401)	(108,810,802)

Fund Share Transactions:
Adjustment to offering costs for preferred shares	—	9,373

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(95,571,276)	231,465,742
Net Assets Attributable to Common Shareholders:
Beginning of year	2,069,870,800	1,838,405,058

End of period (including undistributed net investment income of $2,218,884 and $0, respectively)	$1,974,299,524	$2,069,870,800

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017		2016		2015		2014	2013
Operating Performance:
Net asset value, beginning of year	$25.11		$22.30		$21.07		$23.57		$24.18	$18.58

Net investment income	0.21		0.32		0.36		0.30		0.41	0.36
Net realized and unrealized gain/(loss) on investments, securities sold short, and foreign currency transactions		(0.56)	4.09		2.45		(1.39)		1.54	6.45

Total from investment operations		(0.35)	4.41		2.81		(1.09)		1.95	6.81

Distributions to Preferred Shareholders: (a)
Net investment income	(0.04	)*	(0.06)		(0.05)		(0.06)		(0.03)	(0.05)
Net realized gain	(0.11	)*	(0.22)		(0.17)		(0.12)		(0.15)	(0.13)

Total distributions to preferred shareholders		(0.15)	(0.28)		(0.22)		(0.18)		(0.18)	(0.18)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations		(0.50)	4.13		2.59		(1.27)		1.77	6.63

Distributions to Common Shareholders:
Net investment income	(0.14	)*	(0.28)		(0.31)		(0.31)		(0.39)	(0.31)
Net realized gain	(0.52	)*	(0.97)		(1.01)		(0.65)		(1.97)	(0.72)
Return of capital	—		(0.07)		—		(0.28)		(0.02)	—

Total distributions to common shareholders		(0.66)	(1.32)		(1.32)		(1.24)		(2.38)	(1.03)

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	—		—		0.00	(b)	0.01		—	0.00 (b)
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		0.00	(b)	(0.04)		—		—	—

Total from Fund share transactions	—		0.00	(b)	(0.04)		0.01		—	0.00 (b)

Net Asset Value Attributable to Common Shareholders, End of Period	$23.95		$25.11		$22.30		$21.07		$23.57	$24.18

NAV total return †		(2.03)%	19.14%		12.70%		(5.59)%		7.48%	36.47%

Market value, end of period	$22.56		$23.41		$20.04		$18.46		$21.66	$22.17

Investment total return ††		(0.82)%	24.11%		16.47%		(9.32)%		8.82%	44.38%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$2,501,779		$2,629,129		$2,397,663		$2,198,198		$2,410,290	$2,460,474
Net assets attributable to common shares, end of period (in 000’s)	$1,974,300		$2,069,871		$1,838,405		$1,738,940		$1,951,032	$2,001,217
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	1.74	%(c)	1.38%		1.69%		1.60%		1.71%	1.65%
Ratio of operating expenses to average net assets attributable to common shares before fees waived(d)	1.36	%(c)(e)	1.38	%(e)	1.39	%(e)	1.33	%(e)	1.36%	1.34%
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any (f)	1.14	%(c)(e)	1.38	%(e)	1.39	%(e)	1.09	%(e)	1.36%	1.34%
Portfolio turnover rate		6.1%	13.3%		15.6%		8.1%		18.4%	15.8%

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2018	Year Ended December 31,
	(Unaudited)	2017	2016	2015	2014	2013
Cumulative Preferred Shares:
5.875% Series A Preferred
Liquidation value, end of period (in 000’s)	$76,201	$76,201	$76,201	$76,201	$76,201	$76,200
Total shares outstanding (in 000’s)	3,048	3,048	3,048	3,048	3,048	3,048
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (g)	$25.68	$26.31	$26.32	$25.63	$25.26	$25.31
Asset coverage per share(h)	$118.57	$117.53	$107.18	$119.66	$131.21	$133.94
Series B Auction Market Preferred
Liquidation value, end of period (in 000’s)	$90,000	$90,000	$90,000	$90,000	$90,000	$90,000
Total shares outstanding (in 000’s)	4	4	4	4	4	4
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (i)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(h)	$118,572	$117,528	$107,181	$119,660	$131,206	$133,938
Series C Auction Market Preferred
Liquidation value, end of period (in 000’s)	$108,000	$108,000	$108,000	$108,000	$108,000	$108,000
Total shares outstanding (in 000’s)	4	4	4	4	4	4
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (i)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(h)	$118,572	$117,528	$107,181	$119,660	$131,206	$133,938
6.000% Series D Preferred
Liquidation value, end of period (in 000’s)	$31,779	$63,557	$63,557	$63,557	$63,557	$63,557
Total shares outstanding (in 000’s)	1,271	2,542	2,542	2,542	2,542	2,542
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (g)	$25.99	$26.57	$26.58	$25.70	$25.53	$26.25
Asset coverage per share(h)	$118.57	$117.53	$107.18	$119.66	$131.21	$133.94
Series E Auction Rate Preferred
Liquidation value, end of period (in 000’s)	$121,500	$121,500	$121,500	$121,500	$121,500	$121,500
Total shares outstanding (in 000’s)	5	5	5	5	5	5
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (i)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(h)	$118,572	$117,528	$107,181	$119,660	$131,206	$133,938
5.250% Series G Preferred
Liquidation value, end of period (in 000’s)	$100,000	$100,000	$100,000	—	—	—
Total shares outstanding (in 000’s)	4,000	4,000	4,000	—	—	—
Liquidation preference per share	$25.00	$25.00	$25.00	—	—	—
Average market value (g)	$25.02	$25.29	$25.20	—	—	—
Asset coverage per share(h)	$118.57	$117.53	$107.18
Asset Coverage (j)	474%	470%	429%	479%	525%	536%

†	Based on net asset value per share and reinvestment of distributions at net asset value on the ex-dividend date. Total return for a period of less than one year is not annualized.
††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee waived for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014, and 2013 would have been 1.07%, 1.07%, 1.07%, 1.07%, 1.10%, and 1.07%, respectively.

(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)

Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014, and 2013 would have been 0.89%, 1.07%, 1.07%, 0.88%, 1.10%, and 1.07%, respectively.

(g)	Based on weekly prices.
(h)	Asset coverage per share is calculated by combining all series of preferred shares.
(i)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(j)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend & Income Trust (the “Fund”) currently operates as a diversified closed-end management investment company organized as a Delaware statutory trust on November 18, 2003 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on November 28, 2003.

The Fund’s investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$64,766,518	—	$137,274	$64,903,792
Energy and Utilities: Integrated	33,419,532	—	58,565	33,478,097
Entertainment	41,888,246	$327,349	—	42,215,595
Food and Beverage	350,622,400	1,145,372	—	351,767,772
Other Industries (a)	1,969,577,393	—	—	1,969,577,393
Total Common Stocks	2,460,274,089	1,472,721	195,839	2,461,942,649
Closed-End Funds	3,660,500	—	—	3,660,500
Convertible Preferred Stocks (a)	2,620,850	5,985,000	—	8,605,850
Preferred Stocks (a)	106,611	2,489,809	—	2,596,420
Rights (a)	—	7,226	—	7,226
Convertible Corporate Bonds (a)	—	1,650,863	—	1,650,863
Corporate Bonds (a)	—	49,250	—	49,250
U.S. Government Obligations	—	23,189,224	—	23,189,224
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,466,662,050	$34,844,093	$195,839	$2,501,701,982

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2018, the Fund had transfers of $1,263,603 or 0.06% and $306,720 or 0.02% of net assets as of December 31, 2017 from Level 1 to Level 2 and Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 and Level 2 to Level 1 are due to a decline or an increase in market activity, e.g., frequency of trades, respectively, which resulted in a decrease or an increase in available market inputs to determine price. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. For restricted securities the Fund held as of June 30, 2018, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Distribution, subject to the maximum federal income tax rate and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.875% Series A Preferred Shares, Series B Auction Market Preferred Shares, Series C Auction Market Preferred Shares, 6.000% Series D Preferred Shares, Series E Auction Rate Preferred Shares, and 5.250% Series G Preferred Shares (“Preferred Shares”) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term gain)	$23,259,325	$5,209,062
Net long term capital gains	79,490,563	17,802,379
Return of capital	6,060,914	—

Total distributions paid	$108,810,802	$23,011,441

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,723,350,645	$866,658,161	$(88,306,824)	$778,351,337

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2018, the Fund did not incur any income tax, interest, or penalty. As of June 30, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series A, Series B, Series C, Series D, and Series E Preferred Shares if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate of each particular series of the Preferred Shares for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Preferred Shares for the period. For the six months ended June 30, 2018, the Fund’s total return on the NAV of the common shares did not exceed the stated dividend rate or corresponding swap rate on each of the outstanding Preferred Shares. Thus, advisory fees with respect to the liquidation value of the Preferred Shares were reduced by $2,257,391. Advisory fees were accrued on Series G.

During the six months ended June 30, 2018, the Fund paid $47,968 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2018, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $8,330.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2018, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2018 the Fund accrued $121,400 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, and the Nominating Committee Chairman and the Lead Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2018, other than short term securities and U.S. Government obligations, aggregated $156,278,779, and $212,360,237, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2018 and the year ended December 31, 2017, the Fund did not repurchase any common shares.

As of June 30, 2018, the Fund has $400 million available for issuing additional common or preferred shares or notes under the current shelf registration.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A, Series B, Series C, Series D, Series E, and Series G Preferred Shares at redemption prices of $25, $25,000, $25,000, $25, $25,000, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series B, Series C, and Series E Preferred Shares, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

has been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. The current maximum rate for Series B, Series C, and Series E Preferred Shares is 150, 150, and 250, respectively, basis points greater than the seven day ICE LIBOR rate on the date of such auction. Existing Series B, Series C, and Series E Preferred shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market. There were no redemptions of Series B, Series C, and Series E Preferred Shares during the six months ended June 30, 2018.

The Fund may redeem in whole or in part the 5.875% Series A and 6.000% Series D Preferred Shares at the redemption price at any time. Commencing July 1, 2021 and at any time thereafter, the Fund, at its option, may redeem the 5.250% Series G Cumulative Preferred Shares in whole or in part at the redemption price. The Board has authorized the repurchase of Series A, Series D, and Series G Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2018, the Fund redeemed and retired 1,271,148 shares of the 6.000% Series D Preferred Stock at the liquidation value of $31,778,700. During the six months ended June 30, 2018 and the year ended December 31, 2017, the Fund did not repurchase any shares of Series A or Series G Preferred Shares.

The Fund has the authority to purchase its auction rate and auction market preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction rate or auction market preferred shares, and the timing and amount of any auction rate or auction market preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion.

The following table summarizes Cumulative Preferred Share information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 06/30/18	Net Proceeds	2018 Dividend Rate Range	Dividend Rate at 06/30/18	Accrued Dividend at 06/30/18
A 5.875%	October 12, 2004	3,200,000	3,048,019	$77,280,971	Fixed Rate	5.875%	$62,177
B Auction Market	October 12, 2004	4,000	3,600	98,858,617	2.964% to 3.487%	3.487%	26,153
C Auction Market	October 12, 2004	4,800	4,320	118,630,341	2.965% to 3.482%	3.480%	10,440
D 6.000%	November 3, 2005	2,600,000	1,271,148	62,617,239	Fixed Rate	6.000%	26,482
E Auction Rate	November 3, 2005	5,400	4,860	133,379,387	3.965% to 4.953%	4.953%	33,433
G 5.250%	July 1, 2016	4,000,000	4,000,000	96,634,565	Fixed Rate	5.250%	72,917

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of May 23, 2018, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 14, 2018 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 14, 2018 in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Salvatore M. Salibello and Edward T. Tokar as Trustees of the Fund. A total of 82,879,876 votes and 83,025,481 votes were cast in favor of these Trustees, and a total of 2,138,949 votes and 1,993,285 votes were withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, elected James P. Conn as a Trustee of the Fund. A total of 8,055,167 votes were cast in favor of this Trustee and a total of 275,258 votes were withheld for this Trustee.

Mario J. Gabelli, Anthony J. Colavita, Frank J. Fahrenkopf, Jr., Michael J. Melarkey, Anthonie C. van Ekris, Susan V. Watson, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

Effective May 16, 2018, Kuni Nakamura was appointed to the Board.

We thank you for your participation and appreciate your continued support.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a Portfolio Manager of Gabelli Funds, LLC, a Senior Vice President and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Brian C. Sponheimer is a portfolio manager and research analyst, responsible for coverage of automotive, trucking, and machinery stocks. In 2010, 2011, and 2016, Brian was recognized by various financial publications, including the Wall Street Journal and the Financial Times, as a “Best on the Street” analyst. He began his business career in institutional equities at CIBC World Markets in New York and Boston. Brian graduated cum laude from Harvard University with a BA in Government and received an MBA in Finance and Economics from Columbia Business School.

Regina M. Pitaro is a Managing Director and Head of Institutional Marketing at GAMCO Investors, Inc. Ms. Pitaro joined the firm in 1984 and coordinates the organization’s focus with consultants and plan sponsors. She also serves as a Managing Director and Director of GAMCO Asset Management, Inc., and serves as a portfolio manager for Gabelli Funds, LLC. Ms. Pitaro holds an MBA in Finance from the Columbia University Graduate School of Business, a Master’s degree in Anthropology from Loyola University of Chicago, and a Bachelor’s degree from Fordham University.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Edward T. Tokar

Former Chief Executive Officer of Allied

Capital Management, LLC, &

Vice President of Honeywell International, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Susan V. Watson

Former President,

Investor Relations Association

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary &

Vice President

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GDV Q2/2018

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Effective May 30, 2018, Howard F. Ward was named a portfolio manager of the Fund. Mr. Ward joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

There have been no other changes to the portfolio management team since December 31, 2017.

MANAGEMENT OF OTHER ACCOUNTS

The table below shows the number of other accounts managed by Mr. Ward and the total assets in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts as of December 31, 2017. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Howard F. Ward	Registered Investment Companies:	2	$698.6 million	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	18	$138.5 million	0	$0

POTENTIAL CONFLICTS OF INTEREST

As reflected above, the Portfolio Managers manage accounts in addition to the Trust. Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day to day management responsibilities with respect to one or more other accounts. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. As indicated above, the Portfolio Managers manage multiple accounts. As a result, he/she will not be able to devote all of their time to the management of the Trust. The Portfolio Managers, therefore, may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he/she were to devote all of their attention to the management of only the Trust.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. As indicated above, the Portfolio Managers manage accounts with investment strategies and/or policies that are similar to the Trust. In these cases, if the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, a fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among all or many of these accounts or other accounts managed primarily by other Portfolio Managers of the Adviser, and their affiliates. In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.

SELECTION OF BROKER/DEALERS. Because of Mr. Gabelli’s indirect majority ownership interest in G.research, LLC, he may have an incentive to use G.research to execute portfolio transactions for a fund.

PURSUIT OF DIFFERING STRATEGIES. At times, the Portfolio Managers may determine that an investment opportunity may be appropriate for only some of the accounts for which he/she exercises investment responsibility, or may decide that certain of the funds or accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other accounts.

VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the Portfolio Manager differs among the accounts that they manage. If the structure of the Adviser’s management fee or the Portfolio Manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or performance-based management fees), the portfolio managers may be motivated to favor certain accounts over others. The portfolio managers also may be motivated to favor accounts in which they have an investment interest, or in which the Adviser, or their affiliates have investment interests. Similarly, the desire to maintain assets under management or to enhance a Portfolio Manager’s performance record or to derive other rewards, financial or otherwise, could influence the Portfolio Manager in affording preferential treatment to those accounts that could most significantly benefit the Portfolio Manager. For example, as reflected above, if the Portfolio Manager manages accounts which have performance fee arrangements, certain portions of his/her compensation will depend on the achievement of performance milestones on those accounts. The Portfolio Manager could be incented to afford preferential treatment to those accounts and thereby be subject to a potential conflict of interest.

The Adviser, and the Funds have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and their staff members. However, there is no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may arise.

COMPENSATION STRUCTURE FOR MARIO J. GABELLI

Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by the Adviser for managing the Trust. Net revenues are determined by deducting from gross investment management fees the firm’s expenses (other than Mr. Gabelli’s compensation) allocable to this Trust. Five closed-end registered investment companies (including this Trust) managed by Mr. Gabelli have arrangements whereby the Adviser will only receive its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Additionally, he receives similar incentive based variable compensation for managing other accounts within the firm and its affiliates. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. The level of compensation is not determined with specific reference to the performance of any account against any specific benchmark. One of the other closed-end registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component is based on a percentage of net revenues to the investment adviser for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the Adviser’s parent company, GBL, Mr. Gabelli also receives ten percent of the net operating profits of the parent company. He receives no base salary, no annual bonus, and no stock options.

COMPENSATION STRUCTURE FOR THE PORTFOLIO MANAGERS OTHER THAN MR. GABELLI

The compensation for the Portfolio Managers other than Mr. Gabelli for the Trust is structured to enable the Adviser to attract and retain highly qualified professionals in a competitive environment. The Portfolio Managers other than Mr. Gabelli receive a compensation package that includes a minimum draw or base salary, equity-based incentive compensation via awards of restricted stock, and incentive based variable compensation based on a percentage of net revenue received by the Adviser for managing the Trust to the extent that the amount exceeds a minimum level of compensation. Net revenues are determined by deducting from gross investment management fees certain of the firm’s expenses (other than the Portfolio Managers’ compensation) allocable to the Trust (the incentive-based variable compensation for managing other accounts is also based on a percentage of net revenues to the investment adviser for managing the account). This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. The level of equity-based incentive and incentive-based variable compensation is based on an evaluation by the Adviser’s parent, GBL, of quantitative and qualitative performance evaluation criteria. This evaluation takes into account, in a broad sense, the performance of the accounts managed by the Portfolio Managers, but the level of compensation is not determined with specific reference to the performance of any account against any specific benchmark. Generally, greater consideration is given to the performance of larger accounts and to longer term performance over smaller accounts and short-term performance.

OWNERSHIP OF SHARES IN THE FUND

Howard F. Ward owned $0 of shares of the Fund as of December 31, 2017.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2018 through 01/31/2018	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – 82,432,426 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296 Preferred Series G – 4,000,000
Month #2 02/01/2018 through 02/28/2018	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – 82,432,426 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296 Preferred Series G – 4,000,000
Month #3 03/01/2018 through 03/31/2018	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – 82,432,426 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296 Preferred Series G – 4,000,000
Month #4 04/01/2018 through 04/30/2018	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – 82,432,426 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296 Preferred Series G – 4,000,000

Month #5 05/01/2018 through 05/31/2018	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – 82,432,426 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296 Preferred Series G – 4,000,000
Month #6 06/01/2018 through 06/30/2018	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – 82,432,426 Preferred Series A – 3,048,019 Preferred Series D – 1,271,148 Preferred Series G – 4,000,000
Total	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Gabelli Dividend & Income Trust

By (Signature and Title)*        /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date    8/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date    8/27/2018

By (Signature and Title)*       /s/ John C. Ball

                                                 John C. Ball, Principal Financial Officer and Treasurer

Date    8/27/2018

*	Print the name and title of each signing officer under his or her signature.